Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of changes in liability for product warranty
Beginning balance	$ 684	$ 471
Provision for warranties issued during the year	1,700	1,354
Reduction for payments and costs to satisfy claims	(1,444)	(1,141)
Ending balance	$ 940	$ 684